American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2021

Government Bond - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 42.7%
Iraq Government AID Bond, 2.15%, 1/18/22	12,600,000	12,672,130
U.S. Treasury Bills, 0.13%, 11/3/22(1)	20,000,000	19,956,201
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	7,521,309
U.S. Treasury Bonds, 3.50%, 2/15/39	1,000,000	1,254,844
U.S. Treasury Bonds, 1.125%, 5/15/40(2)	1,200,000	1,052,156
U.S. Treasury Bonds, 1.875%, 2/15/41	7,000,000	6,930,820
U.S. Treasury Bonds, 2.25%, 5/15/41	600,000	630,563
U.S. Treasury Bonds, 2.00%, 11/15/41	2,000,000	2,023,438
U.S. Treasury Bonds, 3.125%, 11/15/41	1,800,000	2,163,586
U.S. Treasury Bonds, 3.125%, 2/15/42	2,500,000	3,012,988
U.S. Treasury Bonds, 3.00%, 5/15/42	8,000,000	9,476,250
U.S. Treasury Bonds, 2.75%, 11/15/42	3,100,000	3,534,242
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	4,068,477
U.S. Treasury Bonds, 3.125%, 8/15/44	2,000,000	2,429,453
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	4,175,117
U.S. Treasury Bonds, 3.375%, 11/15/48(2)	8,700,000	11,386,465
U.S. Treasury Bonds, 2.25%, 8/15/49	3,300,000	3,533,191
U.S. Treasury Bonds, 2.375%, 11/15/49	6,500,000	7,142,891
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	989,766
U.S. Treasury Bonds, 2.375%, 5/15/51	8,000,000	8,838,750
U.S. Treasury Bonds, 2.00%, 8/15/51	19,000,000	19,374,062
U.S. Treasury Bonds, 1.875%, 11/15/51	2,000,000	1,984,688
U.S. Treasury Inflation Indexed Bonds, 0.125%, 10/15/26	5,062,550	5,507,781
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	1,919,358	2,069,799
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	1,131,050	1,255,460
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	551,110	631,495
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	2,163,280	2,425,564
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	2,697,800	3,020,731
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	12,387,600	13,936,591
U.S. Treasury Notes, 1.50%, 3/31/23(2)	2,000,000	2,024,688
U.S. Treasury Notes, 0.50%, 11/30/23	15,000,000	14,943,750
U.S. Treasury Notes, 0.75%, 12/31/23	8,000,000	8,002,188
U.S. Treasury Notes, 0.75%, 11/15/24	20,000,000	19,890,625
U.S. Treasury Notes, 1.00%, 12/15/24	11,000,000	11,013,320
U.S. Treasury Notes, 1.125%, 2/28/25	6,000,000	6,022,031
U.S. Treasury Notes, 0.25%, 7/31/25	5,000,000	4,850,781
U.S. Treasury Notes, 0.50%, 2/28/26	3,000,000	2,915,273
U.S. Treasury Notes, 0.75%, 5/31/26	8,000,000	7,836,250
U.S. Treasury Notes, 0.75%, 8/31/26	27,500,000	26,886,621
U.S. Treasury Notes, 1.25%, 11/30/26	27,000,000	26,987,344
U.S. Treasury Notes, 1.125%, 2/28/27	6,500,000	6,450,234
U.S. Treasury Notes, 1.25%, 3/31/28	5,000,000	4,956,641
U.S. Treasury Notes, 1.50%, 11/30/28	20,500,000	20,586,484
U.S. Treasury Notes, VRN, 0.12%, (3-month USBMMY plus 0.04%), 10/31/23	5,000,000	5,001,401
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $323,071,363)		331,366,439
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	255,766	272,502
FHLMC, VRN, 2.14%, (12-month LIBOR plus 1.87%), 7/1/36	201,029	211,487

FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	390,835	418,478
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	227,174	241,716
FHLMC, VRN, 1.99%, (12-month LIBOR plus 1.65%), 12/1/42	267,026	279,993
FHLMC, VRN, 1.87%, (12-month LIBOR plus 1.62%), 11/1/43	1,502,254	1,568,848
FHLMC, VRN, 2.89%, (12-month LIBOR plus 1.63%), 1/1/44	708,993	733,176
FHLMC, VRN, 2.62%, (12-month LIBOR plus 1.60%), 6/1/45	366,317	381,326
FHLMC, VRN, 1.91%, (12-month LIBOR plus 1.62%), 9/1/45	1,028,262	1,073,323
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	236,326	246,025
FNMA, VRN, 1.74%, (6-month LIBOR plus 1.57%), 6/1/35	317,545	330,579
FNMA, VRN, 1.75%, (6-month LIBOR plus 1.57%), 6/1/35	238,497	248,310
FNMA, VRN, 1.77%, (6-month LIBOR plus 1.57%), 6/1/35	205,003	213,449
FNMA, VRN, 1.68%, (6-month LIBOR plus 1.54%), 9/1/35	316,237	329,119
FNMA, VRN, 2.67%, (12-month LIBOR plus 1.61%), 4/1/46	634,408	660,594
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	325,770	337,151
FNMA, VRN, 3.09%, (12-month LIBOR plus 1.61%), 4/1/47	528,600	547,304
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 11/20/32	64,771	65,317
GNMA, VRN, 2.625%, (1-year H15T1Y plus 2.00%), 10/20/34	211,457	213,613
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 12/20/34	94,598	95,371
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 3/20/35	150,913	153,718
GNMA, VRN, 1.625%, (1-year H15T1Y plus 1.50%), 7/20/35	300,616	312,612
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 3/20/36	452,259	474,106
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 11/20/36	172,950	174,491
		9,582,608
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.5%
FHLMC, 5.50%, 4/1/38	943,038	1,080,813
FHLMC, 3.00%, 2/1/43	3,756,089	3,966,811
FHLMC, 3.00%, 6/1/51	2,366,396	2,453,013
FHLMC, 3.00%, 7/1/51	2,081,753	2,157,951
FHLMC, 2.50%, 9/1/51	6,333,022	6,476,302
FHLMC, 2.50%, 9/1/51	3,126,165	3,193,801
FHLMC, 3.50%, 9/1/51	2,268,816	2,390,108
FHLMC, 2.50%, 10/1/51	6,407,874	6,550,871
FHLMC, 2.00%, 12/1/51	3,688,034	3,681,229
FHLMC, 2.50%, 12/1/51	1,786,814	1,826,711
FHLMC, 2.50%, 1/1/52	3,150,000	3,217,797
FNMA, 6.00%, 12/1/33	662,512	752,089
FNMA, 3.50%, 3/1/34	583,254	616,378
FNMA, 5.50%, 8/1/34	993,299	1,127,649
FNMA, 5.50%, 1/1/36	1,069,178	1,219,384
FNMA, 6.00%, 9/1/37	233,492	270,590
FNMA, 6.00%, 11/1/37	1,184,239	1,373,135
FNMA, 4.50%, 4/1/39	296,850	329,185
FNMA, 4.50%, 5/1/39	849,282	941,848
FNMA, 6.50%, 5/1/39	684,297	788,522
FNMA, 4.50%, 10/1/39	1,484,385	1,646,087
FNMA, 4.50%, 6/1/41	1,445,299	1,599,041
FNMA, 4.00%, 8/1/41	1,051,969	1,156,080
FNMA, 4.50%, 9/1/41	674,501	746,290
FNMA, 3.50%, 10/1/41	1,077,087	1,162,920
FNMA, 4.00%, 12/1/41	2,883,926	3,168,803
FNMA, 3.50%, 5/1/42	1,163,623	1,256,728
FNMA, 3.50%, 6/1/42	1,021,629	1,103,754
FNMA, 3.50%, 9/1/42	788,576	851,668
FNMA, 4.00%, 11/1/45	868,190	939,768

FNMA, 4.00%, 2/1/46	1,879,687	2,031,417
FNMA, 4.00%, 4/1/46	2,998,793	3,237,583
FNMA, 3.50%, 2/1/47	3,157,791	3,378,376
FNMA, 3.00%, 6/1/51	8,512,841	8,932,263
FNMA, 3.50%, 8/1/51	1,100,935	1,170,953
FNMA, 4.00%, 8/1/51	3,138,712	3,346,482
FNMA, 3.50%, 9/1/51	2,524,642	2,672,878
FNMA, 2.50%, 11/1/51	3,144,746	3,215,896
FNMA, 2.50%, 1/1/52	3,150,000	3,217,797
FNMA, 4.00%, 6/1/57	878,568	973,620
FNMA, 4.00%, 11/1/59	856,407	943,846
GNMA, 2.50%, TBA	18,901,000	19,357,261
GNMA, 3.00%, TBA	1,780,000	1,841,821
GNMA, 6.00%, 1/20/39	165,002	190,199
GNMA, 4.00%, 12/15/40	482,676	530,385
GNMA, 3.50%, 6/20/42	2,565,689	2,749,400
GNMA, 3.50%, 7/20/42	1,964,011	2,104,758
GNMA, 3.50%, 2/20/51	886,001	923,208
GNMA, 3.50%, 6/20/51	2,317,263	2,416,872
GNMA, 3.00%, 7/20/51	1,963,488	2,034,695
GNMA, 3.00%, 8/20/51	15,409,967	15,993,902
GNMA, 2.50%, 9/20/51	6,244,823	6,404,984
GNMA, 3.00%, 9/20/51	4,040,030	4,191,756
GNMA, 3.00%, 10/20/51	1,975,933	2,050,568
GNMA, 3.00%, 11/20/51	2,488,472	2,583,553
UMBS, 2.50%, TBA	26,250,000	26,783,330
UMBS, 3.00%, TBA	1,250,000	1,295,052
		182,618,181
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $191,195,699)		192,200,789
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.1%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(3)	5,728,823	5,702,882
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D SEQ, 2.00%, 7/25/31	4,695,982	4,715,598
		10,418,480
U.S. Government Agency Collateralized Mortgage Obligations — 19.8%
FHLMC, Series 2812, Class MF, VRN, 0.56%, (1-month LIBOR plus 0.45%), 6/15/34	1,399,795	1,413,996
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	529,447	554,154
FHLMC, Series 3149, Class LF, VRN, 0.41%, (1-month LIBOR plus 0.30%), 5/15/36	3,453,568	3,418,792
FHLMC, Series 3153, Class FJ, VRN, 0.47%, (1-month LIBOR plus 0.38%), 5/15/36	1,111,618	1,105,237
FHLMC, Series 3397, Class GF, VRN, 0.61%, (1-month LIBOR plus 0.50%), 12/15/37	545,031	550,329
FHLMC, Series 3417, Class FA, VRN, 0.61%, (1-month LIBOR plus 0.50%), 11/15/37	863,511	877,605
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	4,091,155	4,260,100
FHLMC, Series K039, Class A2 SEQ, 3.30%, 7/25/24	12,510,000	13,132,385
FHLMC, Series K041, Class A2 SEQ, 3.17%, 10/25/24	15,000,000	15,770,757
FHLMC, Series K043, Class A2 SEQ, 3.06%, 12/25/24	2,706,000	2,842,145
FHLMC, Series K106, Class A2 SEQ, 2.07%, 1/25/30	10,000,000	10,239,597
FHLMC, Series K123, Class A1 SEQ, 0.93%, 6/25/30	3,953,980	3,829,588
FHLMC, Series K123, Class A2 SEQ, 1.62%, 12/25/30	5,715,000	5,642,281
FHLMC, Series K1522, Class A1 SEQ, 1.91%, 11/25/35	8,000,000	7,959,514
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	1,024,779	1,025,749
FHLMC, Series K742, Class A1 SEQ, 0.86%, 6/25/27	6,794,576	6,668,782
FHLMC, Series KF32, Class A, VRN, 0.46%, (1-month LIBOR plus 0.37%), 5/25/24	589,710	590,437
FHLMC, Series KG05, Class A2 SEQ, 2.00%, 1/25/31	10,000,000	10,173,403

FHLMC, Series KIR1, Class A2 SEQ, 2.85%, 3/25/26	9,600,000	10,105,089
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,441,301
FHLMC, Series KJ25, Class A2 SEQ, 2.61%, 1/25/26	2,540,684	2,648,312
FHLMC, Series KSG1, Class A1 SEQ, 0.80%, 5/25/30	8,907,887	8,563,234
FHLMC, Series Q009, Class A, VRN, 0.44%, (1-month LIBOR plus 0.35%), 4/25/24	1,143,420	1,143,434
FNMA, Series 2005-103, Class FP, VRN, 0.40%, (1-month LIBOR plus 0.30%), 10/25/35	1,154,682	1,163,553
FNMA, Series 2008-9, Class FA, VRN, 0.60%, (1-month LIBOR plus 0.50%), 2/25/38	3,627,586	3,691,406
FNMA, Series 2009-89, Class FD, VRN, 0.70%, (1-month LIBOR plus 0.60%), 5/25/36	605,805	616,363
FNMA, Series 2016-11, Class FB, VRN, 0.64%, (1-month LIBOR plus 0.55%), 3/25/46	1,574,641	1,579,391
FNMA, Series 2016-M13, Class FA, VRN, 0.76%, (1-month LIBOR plus 0.67%), 11/25/23	104,979	105,227
FNMA, Series 2016-M2, Class FA, VRN, 0.94%, (1-month LIBOR plus 0.85%), 1/25/23	242,741	243,394
FNMA, Series 2017-46, Class JA SEQ, 3.50%, 1/25/43	292,440	294,352
FNMA, Series 2017-M3, Class A2 SEQ, VRN, 2.47%, 12/25/26	8,340,762	8,697,469
FNMA, Series 2021-M1G, Class A2 SEQ, VRN, 1.51%, 11/25/30	8,000,000	7,808,518
GNMA, Series 2007-5, Class FA, VRN, 0.24%, (1-month LIBOR plus 0.14%), 2/20/37	354,095	353,639
GNMA, Series 2008-18, Class FH, VRN, 0.70%, (1-month LIBOR plus 0.60%), 2/20/38	655,737	655,949
GNMA, Series 2010-14, Class QF, VRN, 0.56%, (1-month LIBOR plus 0.45%), 2/16/40	1,838,528	1,852,119
GNMA, Series 2021-151, Class AB SEQ, 1.75%, 2/16/62	4,501,227	4,452,216
GNMA, Series 2021-164, Class AH SEQ, 1.50%, 10/16/63	4,105,750	4,012,670
		153,482,487
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $162,654,804)		163,900,967
ASSET-BACKED SECURITIES — 7.7%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 0.68%, (1-month LIBOR plus 0.58%), 11/25/71	6,914,456	6,926,140
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A SEQ, 2.06%, 1/25/72	1,000,000	1,002,626
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 0.83%, (1-month LIBOR plus 0.70%), 1/25/72	6,075,000	6,087,788
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 1.15%, (1-month LIBOR plus 1.05%), 5/25/67(3)	1,003,472	1,019,069
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 1.25%, (1-month LIBOR plus 1.15%), 11/25/69(3)	1,599,591	1,627,111
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 11/25/70(3)	6,842,791	6,851,156
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 8/25/61	6,998,808	6,964,658
Navient Student Loan Trust, Series 2021-2A, Class A1A SEQ, 1.68%, 2/25/70(3)	505,895	501,499
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 0.61%, (3-month LIBOR plus 0.45%), 8/23/36(3)	6,634,074	6,624,331
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 9/25/61	6,925,000	6,951,075
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 10/25/61	7,075,000	7,038,403
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 0.63%, (1-month LIBOR plus 0.53%), 5/25/70(3)	8,125,460	8,148,931
TOTAL ASSET-BACKED SECURITIES (Cost $59,722,481)		59,742,787
U.S. GOVERNMENT AGENCY SECURITIES — 6.1%
FHLB, 3.25%, 11/16/28	6,500,000	7,265,995
FNMA, 0.875%, 8/5/30	8,000,000	7,544,911
FNMA, 6.625%, 11/15/30	21,500,000	30,384,317
Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	2,070,624
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $44,884,699)		47,265,847
MUNICIPAL SECURITIES — 0.4%
Pasadena Rev., 4.625%, 5/1/25, Prerefunded at 100% of Par(4) (Cost $2,990,559)	2,665,000	2,966,889
TEMPORARY CASH INVESTMENTS — 3.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $5,217,100), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $5,113,671)		5,113,667
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $17,393,075), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $17,052,014)		17,052,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	4,425,352	4,425,352
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,591,019)		26,591,019
TOTAL INVESTMENT SECURITIES — 106.1% (Cost $811,110,624)		824,034,737
OTHER ASSETS AND LIABILITIES — (6.1)%		(47,384,504)
TOTAL NET ASSETS — 100.0%		$776,650,233

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	1	March 2022	$197,125	$(3,002)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	82	March 2022	$12,007,875	$(12,441)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$9,000,000	$554	$657,636	$658,190
CPURNSA	Receive	2.30%	2/24/26	$9,000,000	555	661,291	661,846
					$1,109	$1,318,927	$1,320,036

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $887,360.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,474,979, which represented 3.9% of total net assets.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	331,366,439	—
U.S. Government Agency Mortgage-Backed Securities	—	192,200,789	—
Collateralized Mortgage Obligations	—	163,900,967	—
Asset-Backed Securities	—	59,742,787	—
U.S. Government Agency Securities	—	47,265,847	—
Municipal Securities	—	2,966,889	—
Temporary Cash Investments	4,425,352	22,165,667	—
	4,425,352	819,609,385	—
Other Financial Instruments
Swap Agreements	—	1,320,036	—

Liabilities
Other Financial Instruments
Futures Contracts	15,443	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.